Divestitures and Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Divestitures and Assets held for sale
Major classes of assets held for sale
The major classes of assets held for sale for a portion of the Bucyrus distribution business were as follows:

	December 31,
(Millions of dollars)	2012	2011
Receivables – trade and other	$—	$25
Inventories	30	109
Current assets held for sale	$30	$134

Property, plant and equipment – net	$—	$28
Intangible assets	32	186
Goodwill	52	296
Non-current assets held for sale	$84	$510

Major classes of assets and liabilities, previously classified as held for sale, disposed of as part of divestiture
The major classes of assets and liabilities, previously classified as held for sale, that were disposed of as part of this divestiture are summarized in the following table:

(Millions of dollars)	July 31, 2012

Cash and short-term investments	$8
Receivables – trade and other	204
Prepaid expenses and other current assets	5
Inventories	8
Current assets	$225

Property, plant and equipment – net	$163
Intangible assets	1
Other assets	59
Non-current assets	$223

Accounts payable	$18
Accrued expenses	17
Accrued wages, salaries and employee benefits	15
Current liabilities	$50

Liability for postemployment benefits	$58
Other liabilities	40
Long-term liabilities	$98